Related Party Balances and Transactions (Details) - Schedule of Amounts Due from Related Parties - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Related Party Balances and Transactions (Details) - Schedule of Amounts Due from Related Parties [Line Items]
Amounts due from related parties	$ 518,568	$ 1,005,633
Libra Sciences Limited [Member]
Related Party Balances and Transactions (Details) - Schedule of Amounts Due from Related Parties [Line Items]
Amounts due from related parties	511,250	378,036
Libra Therapeutics Limited [Member]
Related Party Balances and Transactions (Details) - Schedule of Amounts Due from Related Parties [Line Items]
Amounts due from related parties	1,411	17,459
Libra Sciences (UK) Limited [Member]
Related Party Balances and Transactions (Details) - Schedule of Amounts Due from Related Parties [Line Items]
Amounts due from related parties	4,945
Aeneas Management Limited [Member]
Related Party Balances and Transactions (Details) - Schedule of Amounts Due from Related Parties [Line Items]
Amounts due from related parties	962
Talem Medical Group Limited [Member]
Related Party Balances and Transactions (Details) - Schedule of Amounts Due from Related Parties [Line Items]
Amounts due from related parties		$ 610,138